Fair Value Measurements Fair Value Measurements (FY) (Details) - USD ($) $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Oct. 04, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap-mortgage note		$ 100	$ 100
Phillips Edison Limited Partnership
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares	39.4	39.4
Earn-out liability	$ (38,000)		(38,000)
Contingent consideration, equity interests issuable		12.5
Phillips Edison Limited Partnership | Fair Value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			0	$ 0
Phillips Edison Limited Partnership | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			0	0
Phillips Edison Limited Partnership | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-out liability			(38,000)	0
Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount		$ 992,000	992,000	642,000	$ 992,000
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans		0	0	0
Interest rate swap-mortgage note		0	0	0
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans		16,496	16,496	11,916	34,839
Interest rate swap-mortgage note		61	61	262	$ 0
Interest Rate Swap | Designated as Hedging Instrument | Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps-term loans		0	0	0
Interest rate swap-mortgage note		0	0	0
Interest Rate Swap | Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, notional amount		$ 10,700	$ 10,700	$ 11,000
OP Units | Phillips Edison Limited Partnership
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OP units issued, shares	12.5	12.5